Note 6 - Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation, Total	$ 893,000	$ 724,000	$ 562,000